Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key		dei_EntityCentralIndexKey	0000908186
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities regardless of the movement of stock prices generally.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•	Discontinuance of Dividend Payments – If the stocks purchased by the fund do not continue dividend payments, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Convertible Securities Risk – The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2011): 10.62% Lowest Performance Quarter (4Q 2008): -11.31%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -1.71%.

Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | S&P 500 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | Russell 3000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.70%
5 Years		rr_AverageAnnualReturnYear05	15.33%
10 Years		rr_AverageAnnualReturnYear10	7.26%
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWEIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,143
Annual Return 2005		rr_AnnualReturn2005	2.46%
Annual Return 2006		rr_AnnualReturn2006	19.45%
Annual Return 2007		rr_AnnualReturn2007	1.79%
Annual Return 2008		rr_AnnualReturn2008	(20.05%)
Annual Return 2009		rr_AnnualReturn2009	12.23%
Annual Return 2010		rr_AnnualReturn2010	13.29%
Annual Return 2011		rr_AnnualReturn2011	3.57%
Annual Return 2012		rr_AnnualReturn2012	11.51%
Annual Return 2013		rr_AnnualReturn2013	19.46%
Annual Return 2014		rr_AnnualReturn2014	12.47%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.71%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.31%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.47%
5 Years		rr_AverageAnnualReturnYear05	11.94%
10 Years		rr_AverageAnnualReturnYear10	6.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	9.81%
5 Years		rr_AverageAnnualReturnYear05	10.60%
10 Years		rr_AverageAnnualReturnYear10	5.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	8.93%
5 Years		rr_AverageAnnualReturnYear05	9.45%
10 Years		rr_AverageAnnualReturnYear10	5.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACIIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 907
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.55%
5 Years		rr_AverageAnnualReturnYear05	12.16%
10 Years		rr_AverageAnnualReturnYear10	7.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 08, 1998
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWEAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,924
Label		rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[2]	rr_AverageAnnualReturnYear01	5.66%
5 Years	[2]	rr_AverageAnnualReturnYear05	10.34%
10 Years	[2]	rr_AverageAnnualReturnYear10	6.09%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Mar. 07, 1997
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AEKBX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 596
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,143
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	607
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,043
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,057
Label		rr_AverageAnnualReturnLabel	B Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.22%
5 Years		rr_AverageAnnualReturnYear05	10.68%
Since Inception		rr_AverageAnnualReturnSinceInception	4.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AEYIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,251
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.23%
5 Years		rr_AverageAnnualReturnYear05	10.79%
10 Years		rr_AverageAnnualReturnYear10	5.92%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 13, 2001
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AEURX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,712
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.82%
5 Years		rr_AverageAnnualReturnYear05	11.38%
10 Years		rr_AverageAnnualReturnYear10	6.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AEUDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 726
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.84%
Since Inception		rr_AverageAnnualReturnSinceInception	11.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Large Company Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	•Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 16.30% Lowest Performance Quarter (4Q 2008): -21.26%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.13%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | Russell 1000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.41%
10 Years		rr_AverageAnnualReturnYear10	7.30%
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | S&P 500 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,037
Annual Return 2005		rr_AnnualReturn2005	4.17%
Annual Return 2006		rr_AnnualReturn2006	19.81%
Annual Return 2007		rr_AnnualReturn2007	(0.95%)
Annual Return 2008		rr_AnnualReturn2008	(37.38%)
Annual Return 2009		rr_AnnualReturn2009	20.69%
Annual Return 2010		rr_AnnualReturn2010	10.93%
Annual Return 2011		rr_AnnualReturn2011	1.48%
Annual Return 2012		rr_AnnualReturn2012	16.41%
Annual Return 2013		rr_AnnualReturn2013	31.44%
Annual Return 2014		rr_AnnualReturn2014	12.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.13%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.26%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.87%
5 Years		rr_AverageAnnualReturnYear05	14.21%
10 Years		rr_AverageAnnualReturnYear10	6.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	12.50%
5 Years		rr_AverageAnnualReturnYear05	13.86%
10 Years		rr_AverageAnnualReturnYear10	5.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	7.57%
5 Years		rr_AverageAnnualReturnYear05	11.43%
10 Years		rr_AverageAnnualReturnYear10	4.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALVSX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 799
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.10%
5 Years		rr_AverageAnnualReturnYear05	14.44%
10 Years		rr_AverageAnnualReturnYear10	6.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 10, 2001
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALPAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[3]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,142
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,827
Label		rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[4]	rr_AverageAnnualReturnYear01	6.19%
5 Years	[4]	rr_AverageAnnualReturnYear05	12.60%
10 Years	[4]	rr_AverageAnnualReturnYear10	5.24%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2000
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALBVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 587
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,960
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	996
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,960
Label		rr_AverageAnnualReturnLabel	B Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.70%
5 Years		rr_AverageAnnualReturnYear05	12.98%
10 Years		rr_AverageAnnualReturnYear10	5.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALPCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,156
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.74%
5 Years		rr_AverageAnnualReturnYear05	13.07%
10 Years		rr_AverageAnnualReturnYear10	5.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 07, 2001
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,612
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.30%
5 Years		rr_AverageAnnualReturnYear05	13.64%
10 Years		rr_AverageAnnualReturnYear10	5.62%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALVDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 617
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.26%
Since Inception		rr_AverageAnnualReturnSinceInception	14.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Market Neutral Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth, independent of equity market conditions.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 447% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	447.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.
Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2012): 2.24% Lowest Performance Quarter (1Q 2014): -0.49%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.41%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	0.02%
Since Inception		rr_AverageAnnualReturnSinceInception	0.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.03%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.20%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	3.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 393
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,251
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,119
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,343
Annual Return 2012		rr_AnnualReturn2012	4.03%
Annual Return 2013		rr_AnnualReturn2013	2.99%
Annual Return 2014		rr_AnnualReturn2014	1.71%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.41%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.49%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.71%
Since Inception		rr_AverageAnnualReturnSinceInception	3.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	1.10%
Since Inception		rr_AverageAnnualReturnSinceInception	2.45%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	1.19%
Since Inception		rr_AverageAnnualReturnSinceInception	2.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVKX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.03%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.00%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	3.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 374
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,193
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,027
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,177
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.00%
Since Inception		rr_AverageAnnualReturnSinceInception	3.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVQX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[6]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.03%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.45%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 969
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,821
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,680
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,859
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(4.19%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.96%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVHX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.03%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	5.20%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 492
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,533
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,566
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,121
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.76%
Since Inception		rr_AverageAnnualReturnSinceInception	2.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVWX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.03%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.70%
Fee Waiver or Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 443
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,393
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,346
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,742
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.34%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Mid Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 17.59% Lowest Performance Quarter (4Q 2008): -18.96%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.68%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | Russell Midcap Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.42%
Since Inception		rr_AverageAnnualReturnSinceInception	9.42%
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACMVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	559
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,236
Annual Return 2005		rr_AnnualReturn2005	9.94%
Annual Return 2006		rr_AnnualReturn2006	20.49%
Annual Return 2007		rr_AnnualReturn2007	(2.14%)
Annual Return 2008		rr_AnnualReturn2008	(24.49%)
Annual Return 2009		rr_AnnualReturn2009	30.29%
Annual Return 2010		rr_AnnualReturn2010	19.57%
Annual Return 2011		rr_AnnualReturn2011	(0.72%)
Annual Return 2012		rr_AnnualReturn2012	16.44%
Annual Return 2013		rr_AnnualReturn2013	29.92%
Annual Return 2014		rr_AnnualReturn2014	16.33%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.68%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.96%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	16.33%
5 Years		rr_AverageAnnualReturnYear05	15.86%
Since Inception		rr_AverageAnnualReturnSinceInception	10.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	12.86%
5 Years		rr_AverageAnnualReturnYear05	14.16%
Since Inception		rr_AverageAnnualReturnSinceInception	8.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	10.87%
5 Years		rr_AverageAnnualReturnYear05	12.47%
Since Inception		rr_AverageAnnualReturnSinceInception	7.91%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AVUAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,002
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	16.55%
5 Years		rr_AverageAnnualReturnYear05	16.11%
Since Inception		rr_AverageAnnualReturnSinceInception	10.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACLAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[7]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,010
Label	[8]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[8]	rr_AverageAnnualReturnYear01	9.36%
5 Years	[8]	rr_AverageAnnualReturnYear05	14.24%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	9.77%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2005
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACCLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,334
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	15.14%
5 Years	[9]	rr_AverageAnnualReturnYear05	14.71%
Since Inception	[9]	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AMVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,800
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	15.76%
5 Years		rr_AverageAnnualReturnYear05	15.31%
Since Inception		rr_AverageAnnualReturnSinceInception	9.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AMDVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 823
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	16.80%
Since Inception		rr_AverageAnnualReturnSinceInception	17.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	NT Large Company Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 16.37% Lowest Performance Quarter (4Q 2008): -21.23%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 1.13%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | Russell 1000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.41%
Since Inception		rr_AverageAnnualReturnSinceInception	6.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | S&P 500 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Since Inception		rr_AverageAnnualReturnSinceInception	7.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACLLX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 799
Annual Return 2007		rr_AnnualReturn2007	(1.18%)
Annual Return 2008		rr_AnnualReturn2008	(37.30%)
Annual Return 2009		rr_AnnualReturn2009	20.69%
Annual Return 2010		rr_AnnualReturn2010	11.00%
Annual Return 2011		rr_AnnualReturn2011	1.33%
Annual Return 2012		rr_AnnualReturn2012	16.63%
Annual Return 2013		rr_AnnualReturn2013	31.51%
Annual Return 2014		rr_AnnualReturn2014	12.92%
Year to Date Return, Label		rr_YearToDateReturnLabel	Institutional Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.13%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.23%)
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.92%
5 Years		rr_AverageAnnualReturnYear05	14.26%
Since Inception		rr_AverageAnnualReturnSinceInception	5.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	10.44%
5 Years		rr_AverageAnnualReturnYear05	13.28%
Since Inception		rr_AverageAnnualReturnSinceInception	5.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	9.04%
5 Years		rr_AverageAnnualReturnYear05	11.42%
Since Inception		rr_AverageAnnualReturnSinceInception	4.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACDLX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 617
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.09%
Since Inception		rr_AverageAnnualReturnSinceInception	14.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	NT Mid Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 17.60% Lowest Performance Quarter (4Q 2008): -18.76%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 0.80%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | Russell Midcap Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	14.75%
5 Years		rr_AverageAnnualReturnYear05	17.42%
Since Inception		rr_AverageAnnualReturnSinceInception	8.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACLMX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,002
Annual Return 2007		rr_AnnualReturn2007	(2.02%)
Annual Return 2008		rr_AnnualReturn2008	(24.16%)
Annual Return 2009		rr_AnnualReturn2009	31.03%
Annual Return 2010		rr_AnnualReturn2010	20.01%
Annual Return 2011		rr_AnnualReturn2011	(0.21%)
Annual Return 2012		rr_AnnualReturn2012	16.55%
Annual Return 2013		rr_AnnualReturn2013	30.34%
Annual Return 2014		rr_AnnualReturn2014	16.63%
Year to Date Return, Label		rr_YearToDateReturnLabel	Institutional Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.80%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.76%)
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	16.63%
5 Years		rr_AverageAnnualReturnYear05	16.23%
Since Inception		rr_AverageAnnualReturnSinceInception	10.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	12.78%
5 Years		rr_AverageAnnualReturnYear05	13.80%
Since Inception		rr_AverageAnnualReturnSinceInception	8.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	11.11%
5 Years		rr_AverageAnnualReturnYear05	12.50%
Since Inception		rr_AverageAnnualReturnSinceInception	7.71%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 12, 2006
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACDSX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 823
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	16.81%
Since Inception		rr_AverageAnnualReturnSinceInception	17.33%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Small Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Small Cap Stocks — The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 22.79% Lowest Performance Quarter (4Q 2008): -21.23%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.30%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | Russell 2000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.25%
10 Years		rr_AverageAnnualReturnYear10	6.88%
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,511
Annual Return 2005		rr_AnnualReturn2005	8.40%
Annual Return 2006		rr_AnnualReturn2006	15.52%
Annual Return 2007		rr_AnnualReturn2007	(2.72%)
Annual Return 2008		rr_AnnualReturn2008	(27.63%)
Annual Return 2009		rr_AnnualReturn2009	38.75%
Annual Return 2010		rr_AnnualReturn2010	24.15%
Annual Return 2011		rr_AnnualReturn2011	(6.73%)
Annual Return 2012		rr_AnnualReturn2012	16.70%
Annual Return 2013		rr_AnnualReturn2013	34.91%
Annual Return 2014		rr_AnnualReturn2014	4.40%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.79%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.23%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.40%
5 Years		rr_AverageAnnualReturnYear05	13.73%
10 Years		rr_AverageAnnualReturnYear10	8.81%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	0.48%
5 Years		rr_AverageAnnualReturnYear05	11.21%
10 Years		rr_AverageAnnualReturnYear10	6.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	4.27%
5 Years		rr_AverageAnnualReturnYear05	10.51%
10 Years		rr_AverageAnnualReturnYear10	6.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.04%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,282
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.58%
5 Years		rr_AverageAnnualReturnYear05	13.94%
10 Years		rr_AverageAnnualReturnYear10	9.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 26, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACSCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,347
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,261
Label	[11]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[11]	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	[11]	rr_AverageAnnualReturnYear05	12.07%
10 Years	[11]	rr_AverageAnnualReturnYear10	7.90%
Inception Date	[11]	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1999
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASVNX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,581
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	3.36%
5 Years	[12]	rr_AverageAnnualReturnYear05	12.58%
10 Years	[12]	rr_AverageAnnualReturnYear10	7.72%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,060
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	3.88%
5 Years	[12]	rr_AverageAnnualReturnYear05	13.14%
10 Years	[12]	rr_AverageAnnualReturnYear10	8.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ASVDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,108
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.74%
Since Inception		rr_AverageAnnualReturnSinceInception	10.92%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | VALUE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated) and that you earn a 5% return each year. The example assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above and B Class shares apply A Class operating expenses following the automatic conversion of such shares eight years after purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 15.22% Lowest Performance Quarter (4Q 2008): -16.86%
As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -0.96%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | VALUE FUND | Russell 1000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.41%
10 Years		rr_AverageAnnualReturnYear10	7.30%
American Century Capital Portfolios Prospectus | VALUE FUND | S&P 500 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
American Century Capital Portfolios Prospectus | VALUE FUND | Russell 3000 Value Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWVLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Annual Return 2005		rr_AnnualReturn2005	5.03%
Annual Return 2006		rr_AnnualReturn2006	18.51%
Annual Return 2007		rr_AnnualReturn2007	(5.20%)
Annual Return 2008		rr_AnnualReturn2008	(26.70%)
Annual Return 2009		rr_AnnualReturn2009	19.43%
Annual Return 2010		rr_AnnualReturn2010	13.41%
Annual Return 2011		rr_AnnualReturn2011	0.59%
Annual Return 2012		rr_AnnualReturn2012	14.55%
Annual Return 2013		rr_AnnualReturn2013	31.10%
Annual Return 2014		rr_AnnualReturn2014	12.89%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.96%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(16.86%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.89%
5 Years		rr_AverageAnnualReturnYear05	14.09%
10 Years		rr_AverageAnnualReturnYear10	7.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	10.72%
5 Years		rr_AverageAnnualReturnYear05	13.38%
10 Years		rr_AverageAnnualReturnYear10	5.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	8.67%
5 Years		rr_AverageAnnualReturnYear05	11.29%
10 Years		rr_AverageAnnualReturnYear10	5.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AVLIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 955
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.09%
5 Years		rr_AverageAnnualReturnYear05	14.34%
10 Years		rr_AverageAnnualReturnYear10	7.37%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1997
American Century Capital Portfolios Prospectus | VALUE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWADX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[13]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,207
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,967
Label	[14]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[14]	rr_AverageAnnualReturnYear01	6.28%
5 Years	[14]	rr_AverageAnnualReturnYear05	12.49%
10 Years	[14]	rr_AverageAnnualReturnYear10	6.27%
Inception Date	[14]	rr_AverageAnnualReturnInceptionDate	Oct. 02, 1996
American Century Capital Portfolios Prospectus | VALUE FUND | B CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACBVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 600
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,100
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	619
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,063
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,100
Label		rr_AverageAnnualReturnLabel	B Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.90%
5 Years		rr_AverageAnnualReturnYear05	12.86%
10 Years		rr_AverageAnnualReturnYear10	6.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 31, 2003
American Century Capital Portfolios Prospectus | VALUE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACLCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,293
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.74%
5 Years		rr_AverageAnnualReturnYear05	12.96%
10 Years		rr_AverageAnnualReturnYear10	6.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 04, 2001
American Century Capital Portfolios Prospectus | VALUE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AVURX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,756
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	12.33%
5 Years		rr_AverageAnnualReturnYear05	13.53%
Since Inception		rr_AverageAnnualReturnSinceInception	6.71%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Capital Portfolios Prospectus | VALUE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AVUDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 775
Label		rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.26%
Since Inception		rr_AverageAnnualReturnSinceInception	14.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to this date has been restated to reflect this charge.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[4]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[5]	The advisor has agreed to waive 0.30 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2016 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[9]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[10]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[11]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[12]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[13]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[14]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.